UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          11/14/06
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:        $7,167,642
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE

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

                                                      Form 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
----------------------------   -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
----------------------------   -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ADVANCE AUTO PARTS INC        COM             00751Y106   259390    7874612  SH       SOLE              7874612       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
AMERICA MOVIL S A DE C V      SPON ADR L SHS  02364W105   366574    9310989  SH       SOLE              9310989       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
APPLE COMPUTER INC            COM             037833100   286619    3723286  SH       SOLE              3723286       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- -------- --------  -------- -------
BAIDU COM INC                 SPON ADR REP A  056752108   107222    1224839  SH       SOLE              1224839       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
BED BATH & BEYOND INC         COM             075896100   137209    3586238  SH       SOLE              3586238       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
BROADCOM CORP                 CL A            111320107   117503    3872868  SH       SOLE              3872868       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- -------- --------  -------- -------
BROOKFIELD ASSET MGMT INC     CL A            112585104    24061     542653  SH       SOLE               542653       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
BROOKFIELD ASSET MGMT INC     CL A            112585104   490199   11086495  SH       SOLE              11086495       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
BROWN & BROWN INC             COM             115236101    72638    2376884  SH       SOLE               2376884       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
CARMAX INC                    COM             143130102   152495    3656067  SH       SOLE               3656067       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
CB RICHARD ELLIS GROUP INC    CL A            12497T101   133706    5435198  SH       SOLE               5435198       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
CAREER EDUCATION CORP         COM             141665109    56978    2533500  SH    PUT SOLE                25335       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
COMPANHIA ENERGETICA DE MINA  SP ADR N-V PFD  204409601    32444     826600  SH       SOLE                826600       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
CHICAGO MERCANTILE HLDGS INC  CL A            167760107    88045     184099  SH       SOLE                184099       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
CISCO SYS INC                 COM             17275R102   225650    9819414  SH       SOLE               9819414       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
COACH INC                     COM             189754104   231373    6725952  SH       SOLE               6725952       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
COMCAST CORP NEW              CL A SPL        20030N200   433056   11764631  SH       SOLE              11764631       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
CONOR MEDSYSTEMS INC          COM             208264101    20361     863844  SH       SOLE                863844       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
CORNING INC                   COM             219350105   167365    6856425  SH       SOLE               6856425       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
DICKS SPORTING GOODS INC      COM             253393102   116432    2557810  SH       SOLE               2557810       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
EASTMAN KODAK CO              COM             277461109    81760    3650000  SH    PUT SOLE                36500       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
GENENTECH INC                 COM NEW         368710406   185752    2246090  SH       SOLE               2246090       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
GENERAL ELECTRIC CO           COM             369604103    19570     554395  SH       SOLE                554395       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
GOOGLE INC                    CL A            38259P508   449384    1118149  SH       SOLE               1118149       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
GRUPO TELEVISA SA DE CV       SP ADR REP ORD  40049J206    47359    2227600  SH       SOLE               2227600       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
ITC HLDGS CORP                COM             465685105    14592     467700  SH       SOLE                467700       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
ITT EDUCATIONAL SERVICES INC  COM             45068B109     6239      94100  SH       SOLE                 94100       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
LAS VEGAS SANDS CORP          COM             517834107    42356     619700  SH       SOLE                619700       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
MARRIOTT INTL INC NEW         CL A            571903202   121859    3153688  SH       SOLE               3153688       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
MARTIN MARIETTA MATLS INC     COM             573284106   259341    3064774  SH       SOLE               3064774       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
MONSANTO CO NEW               COM             61166W101   197006    4190736  SH       SOLE               4190736       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
NET 1 UEPS TECHNOLOGIES INC   COM NEW         64107N206    64730    2831578  SH       SOLE               2831578       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
NETEASE COM INC               SPONSORED ADR   64110W102   190346   11634856  SH       SOLE              11634856       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
ONYX PHARMACEUTICALS INC      COM             683399109    41266    2386707  SH       SOLE               2386707       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
POLO RALPH LAUREN CORP        CL A            731572103   136648    2112348  SH       SOLE               2112348       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
QUALCOMM INC                  COM             747525103   418089   11501753  SH       SOLE              11501753       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
RESOURCES CONNECTION INC      COM             76122Q105    57097    2131291  SH       SOLE               2131291       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
SCHLUMBERGER LTD              COM             806857108   358105    5773099  SH       SOLE               5773099       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
SLM CORP                      COM             78442P106   329989    6348375  SH       SOLE               6348375       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
SOUTHWESTERN ENERGY CO        COM             845467109   245487    8218512  SH       SOLE               8218512       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
STANDARD PAC CORP NEW         COM             85375C101    81822    3481800  SH       SOLE               3481800       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
STARBUCKS CORP                COM             855244109    76875    2257702  SH       SOLE               2257702       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
US AIRWAYS GROUP INC          COM             90341W108    50064    1129356  SH       SOLE               1129356       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
VISTAPRINT LIMITED            SHS             G93762204    35407    1364962  SH       SOLE               1364962       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
VULCAN MATLS CO               COM             929160109    76575     978600  SH       SOLE                978600       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------
WHITE MTS INS GROUP LTD       COM             G9618E107    60604     121950  SH       SOLE                121950       0      0
----------------------------  --------------  --------- -------- ----------- ----  ---------- --------  -------- -------- -------

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